As filed with the Securities and Exchange Commission on
January 13, 2017

Registration No. 2-60492
811-02796

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 51	/ X /
and	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 52	/ X /
(Check appropriate box or boxes)	----

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PUTNAM HIGH YIELD TRUST
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on December 30, 2016 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM HIGH YIELD TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 13th day of January, 2017.

Putnam High Yield Trust

By /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees
Kenneth R. Leibler*	Vice Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer
and Compliance Liaison
Janet C. Smith**	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer
Liaquat Ahamed*	Trustee
Ravi Akhoury*	Trustee
Barbara M. Baumann*	Trustee
Robert J. Darretta*	Trustee
Katinka Domotorffy*	Trustee
John A. Hill*	Trustee
Paul L. Joskow*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
W. Thomas Stephens*	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact
January 13, 2017

* Signed pursuant to power of attorney filed in
Post-Effective Amendment No. 42 to the Registrant’s
Registration Statement filed on December 27, 2012.

** Signed pursuant to power of attorney filed herewith.